United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM 13F HR

                             FORM 13F HR Cover Page


                      Report for the Calendar Year or Quarter Ended: 3/31/2002

Check here if Amendment: {x}   Amendment number: {1}
This Amendment (check only one):
                      { } is a restatement.
                      { } adds new holdings entries.

Institutional Investment Manager filing this Report:

Manchester Capital Corporation
635 Madison Avenue
New York, New York 10022

                           13F File Number 028-03451

The institutional investment manager filing this report and the person by whom is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person to contact for further information:
Michael Carey (212) 832-3112

Person signing this Report on Behalf of the Reporting Manager:
Name:                          Michael Carey
Title:                         Vice-President
Phone:                         (212) 832-3112

Signature, Place and Date of Signing:

/s/ Michael Carey
New York, New York 10022
            16-Jul-04

Manchester Capital Corporation is no longer required to file Form 13F-HR as its client's investment advisory accounts were sold to Carret & Company.

Manchester Capital Corporation is not an other included manager as erroneously shown on prior reports.

Report Type (Check only one):

{X}13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

{ } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

{ } 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).
REPORT SUMMARY






Number of Other Included Managers:    0
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:  0

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List of Included Managers:

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1
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2


                                                 FORM 13F                                     3/31/2002
                                                                                              PAGE    1


           ITEM 1              ITEM 2     ITEM 3       ITEM 4    ITEM 5            ITEM 6           ITEM 7         ITEM 8
       NAME OF ISSUER          TITLE      CUSIP        FAIR     SHARES OF   INVESTMENT DISCRETION   MANA-     VOTING AUTHORITY
                                OF        NUMBER       MARKET   PRINCIPAL                  SHARED   GERS
                               CLASS                   VALUE     AMOUNT      SOLE  SHARED  OTHER            SOLE  SHARED    NONE
                                                                             (A)    (B)     (C)             (A)    (B)      (C)
(C)




AGGREGATE COLUMN TOTALS                        0


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